Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Industrials Portfolio	Apr. 30, 2025
VIP Industrials Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	23.64%
Past 5 years	12.44%
Past 10 years	10.32%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1511
Average Annual Return:
Past 1 year	17.05%
Past 5 years	12.27%
Past 10 years	10.95%